GOING CONCERN	3 Months Ended
Sep. 30, 2011
Notes to Financial Statements
GOING CONCERN

NOTE 3 - GOING CONCERN

The Company’s consolidated financial statements are prepared using generally accepted accounting principles applicable to a going concern which contemplates the realization of assets and liquidation of liabilities in the normal course of business.  As of June 30, 2011, the Company has a working capital deficit, has generated limited revenues and has an accumulated deficit.  These factors raise substantial doubt regarding the Company’s ability to continue as a going concern.

In order to continue as a going concern and achieve a profitable level of operations, the Company will need, among other things, additional capital resources and to develop a consistent source of revenues sufficient to meet operating expenses.  The continuation of the Company as a going concern is dependent upon the ability to raise equity or debt financing, and the attainment of profitable operations from the Company's operations.

The accompanying financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.